497(e)
                                                                         2-30070

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE CURRENT PROSPECTUS FOR

o EQUI-VEST(R) Employer-Sponsored Retirement Plans  o Variable Immediate Annuity
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. Please note the following changes described below.


CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO


A. FEE TABLE

The following is changed under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

-------------------------------------------------------------------------------------------------
                                           Management       12b-1         Other
Portfolio Name                                Fees           Fees       Expenses
-------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International            0.40%            -          0.13%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                      Acquired      Total Annual    Fee Waivers      Net Total
                                      Fund Fees       Expenses        and/or          Annual
                                    and Expenses      (Before         Expense        Expenses
                                     (Underlying      Expense       Reimburse-    (After Expense
Portfolio Name                       Portfolios)    Limitations)       ments       Limitations)
-------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International        --            0.53%            --            0.53%
-------------------------------------------------------------------------------------------------

B. PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------
                                                                                  Investment Manager
EQ Advisors Trust                                                                 (or Sub-Adviser(s),
Portfolio Name         Objective                                                  as applicable)
--------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that     AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
--------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information.



  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


EVM-119 (12/10)                                              Cat #146232 (12/10)
Empl. Sp., VIA   NB/IF (AR)                                              x03391

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR

o EQUI-VEST(R) Express(SM) (Series 701)       o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) (Series 801)                   o EQUI-VEST(R) Vantage(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. Please note the following changes described below.

CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

A. FEE TABLE

The following is changed under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

--------------------------------------------------------------------------------
                                     Management      12b-1         Other
 Portfolio Name                         Fees          Fees       Expenses
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International      0.40%        0.25%         0.13%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                       Acquired     Total Annual    Fee Waivers      Net Total
                                      Fund Fees       Expenses        and/or          Annual
                                    and Expenses      (Before         Expense        Expenses
                                     (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                      Portfolios)    Limitations)       ments       Limitations)
-------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International       --             0.78%            --            0.78%
-------------------------------------------------------------------------------------------------

B. PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------
                                                                                  Investment Manager
EQ Advisors Trust                                                                 (or Sub-Adviser(s),
Portfolio Name          Objective                                                 as applicable)
--------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that     AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
--------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information.


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
          EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM),
             are issued by and are service marks of AXA Equitable.
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


EVM-120 (12/10)                                              CAT #146233 (12/10)
701, 801, TSA Advantage, Vantage NB/IF (AR)                               x03394

AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE CURRENT VARIABLE LIFE AND VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. The EQ/AllianceBernstein International Portfolio variable investment option is not available in all contracts and policies. Please note the following changes described below.


CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO


PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts," the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------
                                                                                  Investment Manager
EQ Advisors Trust                                                                 (or Sub-Adviser(s),
Portfolio Name         Objective                                                  as applicable)
--------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that     AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
--------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information. Also, refer to the current EQ Advisors Trust Prospectus for updated portfolio expense information.










     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2010 AXA Equitable Life Insurance Company. Copyright 2010 MONY
                        America Life Insurance Company.
                              All rights reserved.


                      AXA Equitable Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


EVM-121 (12/10)                                             Cat. #146234 (12/10)
NB/IF (AR)                                                               x03395